STOCK-BASED COMPENSATION (Details 3) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Option Shares
Outstanding at the beginning of the period (in shares)	906,860
Granted (in shares)	358,582
Forfeited or expired (in shares)	160,583
Outstanding at the end of the period (in shares)	1,104,859	906,860
Exercisable at the end of the period (in shares)	614,425
Vested or expected to vest at the end of the period (in shares)	1,069,890
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 18.36
Granted (in dollars per share)	$ 4.08
Forfeited or expired (in dollars per share)	$ 12.90
Outstanding at the end of the period (in dollars per share)	$ 14.51	$ 18.36
Exercisable at the end of the period (in dollars per share)	$ 20.77
Vested or expected to vest at the end of the period (in dollars per share)	$ 14.69
Weighted Average Remaining Term
Outstanding at the end of the period weighted average remaining term	6 years 5 months 12 days	6 years 11 months 19 days
Exercisable at the end of the period weighted average remaining term	4 years 8 months 23 days
Vested or expected to vest at the end of the period weighted average remaining term	6 years 4 months 20 days
Aggregate Intrinsic Value
Outstanding at the end of the period intrinsic value (in dollars)	$ 0	$ 0
Exercisable at the end of the period intrinsic value (in dollars)	0
Vested or expected to vest at the end of the period intrinsic value (in dollars)	0
Unrecognized compensation cost
Unrecognized compensation cost (in dollars)	1,108,898
Weighted-average period over which unrecognized compensation cost is expected to be recognized	1 year 11 months 16 days
Additional disclosure related to options
Intrinsic value of options exercised (in dollars)		22,106	974
Fair value of shares vested (in dollars)	$ 701,481	$ 667,171	$ 764,921